TRADE AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other payables [abstract]
Summary of Trade and Other Payables

	As At June 30,	As At December 31,
	2022	2021
Trade payables(i)	1,576	1,045
Accruals	1,965	1,968
Indirect taxes	305	256
Deferred income	1,295	—
Other payables	202	22
	5,343	3,291
_______________
(i)    Trade payables balance is unsecured, interest-free and settled within 60 days from incurrence.